Document And Entity Information	12 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Entity Central Index Key	0001385818
Entity Registrant Name	AYTU BIOPHARMA, INC
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Document Type	S-1
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0883144
Entity Address, Address Line One	7900 East Union Avenue, Suite 920
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	720
Local Phone Number	437-6580
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false